Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of warrant activity

Shares
Balance December 31, 2023	268,937
Issued	—
Exercised	(187,415)
Cancelled	(90)
Balance September 30, 2024	81,432

	Shares
Balance December 31, 2021	2,398
Issued	2,504	(1)
Exercised	(1,459)	(2)
Cancelled	(107)
Balance December 31, 2022	3,336
Issued	619,185	(3)
Exercised	(353,581)	(4)
Cancelled	(3)
Balance December 31, 2023	268,937
(1)	Warrants issued in 2022 includes: 1,289 reload warrants, 995 common stock purchase warrants, 50 representative’s warrants, and 170 pre-funded warrants.
(2)	Warrants exercised in 2022 includes: 1,289 reload warrants at an exercise price of $1,933.14 per share, and 170 pre-funded warrants at an exercise price of $2.90 per share.
(3)	Warrants issued in 2023 includes: 472,672 common stock purchase warrants, of which 37,921 are classifies as liability warrants, 136,713 pre-funded warrants, and 9,800 representative’s warrants.
(4)	Warrants exercised in 2023 includes: 188,000 common stock purchase warrants at an exercise price range of $19.14 per share and $13.34 per share, 28,869 common stock purchase warrants (liability warrants) exercised with the alternative cash less option, 136,712 pre-funded warrants at an exercise price range of $0.06 and $0.01 per share.

Schedule of changes in the fair value of warrant liabilities

Common Stock
Purchase Warrants
Fair value as of December 31, 2023	$72
Gain on changes in fair value of liability warrants	(46)
Fair value as of September 30, 2024	$26

Common Stock
Purchase Warrants
Fair value as of February 8, 2023 (issuance date)	$10,363
Fair value of liability warrants in excess of proceeds, at issuance	(164)
Exercises of liability warrants	(6,249)
Gain on changes in fair value of liability warrants	(3,878)
Fair value as of December 31, 2023	$72

Black-Scholes model
Schedule of Warrant Assumptions Used to Calculate Fair Value

	Cash Exercise	Cashless Exercise
Stock Price	$5.905	$5.905
Exercise Price	$16.00	$0.00
Term (years)	5.00	5.00
Volatility	96.50%	96.50%
Risk Free Rate	3.784%	3.784%
Dividend Yield	0%	0%

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Pre-funded warrants - February 2023	1,552	$0.01	96.5%	5.0	3.78%
Representative’s warrants - February 2023	1,265	$510.40	96.5%	5.0	3.79%
Common stock warrants - April 2023	13,806	$178.06	88.4%	5.5	3.56%
Pre-funded warrants - April 2023	8,782	$0.01	88.4%	5.5	3.56%
Representative’s warrants - April 2023	691	$196.04	96.3%	5.0	3.57%
Common stock warrants - October 2023	235,345	$19.14	89.1%	5.0	4.74%
Pre-funded warrants - October 2023	126,380	$0.06	89.1%	5.0	4.74%
Representative’s warrants - October 2023	7,845	$21.05	89.2%	5.0	4.74%

	Cash Exercise	Cashless Exercise
Stock Price	$342.49	$342.49
Exercise Price	$928.00	$0.00
Term (years)	5.00	5.00
Volatility	96.50%	96.50%
Risk Free Rate	3.784%	3.784%
Dividend Yield	0%	0%

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Reload warrants - June 2022	1,290	$1,933.14	64.8%	7.5	3.32%
Reload warrants - November 2022	995	$870.00	84.3%	5.5	4.21%
Representative’s warrants	50	$870.00	84.3%	5.0	4.23%
Pre-funded warrants	170	$2.90	84.3%	5.5	4.21%

Monte Carlo Simulation Model
Schedule of Warrant Assumptions Used to Calculate Fair Value

	Warrants	Strike Price	Volatility	Expected Term	Risk Free Rate
Common stock warrants - November 2023	185,604	$13.34	86.9%	5.5	4.40%